CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net cash used in operating activities	$ 83,952	$ 83,278	$ 30,677
Net cash used in investing activities	(39,895)	(25,230)	(12,101)
Net cash provided by financing activities	1,261	(8,327)	(3,715)
Net increase in cash and cash equivalents	45,675	49,930	15,896
Cash and cash equivalents, beginning of year	162,159	112,229	96,333
Cash and cash equivalents, end of year	207,834	162,159	112,229
Parent Company [Member]
Net cash used in operating activities	(397)	0	0
Net cash used in investing activities	(4,402)	0	0
Net cash provided by financing activities	13,236	0	0
Net increase in cash and cash equivalents	8,437	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 8,437	$ 0	$ 0